Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities

	December 31, 2022 $	December 31, 2021 $
Interest including interest rate swaps	19,429	17,013
Voyage and vessel expenses	27,262	40,899
Payroll and benefits	21,418	4,053
Other general expenses	4,233	1,145
Income and other tax payable	2,398	791
Distributions payable on preferred units	6,365	6,425
Deposit received for vessels held for sale (note 19b)	4,908	1,538
Acquisition purchase price payable (note 20)	3,000	—
Total	89,013	71,864